Balance Sheet - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Current assets:
Cash	$ 455,935	$ 990,428
Prepaid expenses	211,550	209,654
Total current assets	667,485	1,200,082
Marketable securities held in trust account	300,012,660	300,046,957
Total Assets	300,680,145	301,247,039
Current liabilities:
Accrued expenses	1,053,985	145,105
Franchise tax payable	50,124	116,667
Total current liabilities	1,104,109	261,772
Warrant liabilities	45,806,666	27,253,333
Deferred underwriting fee payable	10,500,000	10,500,000
Total Liabilities	57,410,775	38,015,105
Commitments and Contingencies
Class A common stock subject to possible redemption	238,269,360	258,231,930
Stockholders’ Equity:
Preferred stock, value
Additional paid-in capital	32,303,479	12,341,109
Accumulated deficit	(27,304,837)	(7,342,273)
Total Stockholders’ Equity	5,000,010	5,000,004
Total Liabilities and Stockholders’ Equity	300,680,145	301,247,039
Class A Common Stock
Stockholders’ Equity:
Common stock value	618	418
Total Stockholders’ Equity	618	418
Class B Common Stock
Stockholders’ Equity:
Common stock value	750	750
Total Stockholders’ Equity	$ 750	$ 750